Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Components of deferred tax assets are as follows:

	December 31, 2017	December 31, 2016
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$2,083,000	$1,493,000
Less valuation allowance	(2,083,000)	(1,493,000)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation of Federal Statutory Income Tax Rate

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016

Federal statutory income tax rate	21.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(21.0%)	(34.0%)

Effective income tax rate	0.0%	0.0%